Earnings per share ("EPS") (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Earnings per share
Basic EPS - Earnings	$ 64,600,000	$ 45,600,000
Basic EPS - (in shares)	185,900,000	178,500,000
Basic EPS (in dollars per share)	$ 0.35	$ 0.26
Effect of dilutive securities - (in shares)	300,000	1,300,000
Effect of dilutive securities - (in dollars per share)		$ (0.01)
Diluted EPS - Earnings	$ 64,600,000	$ 45,600,000
Diluted EPS - (in shares)	186,200,000	179,800,000
Diluted EPS (in dollars per share)	$ 0.35	$ 0.25
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	97,789	0
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	73,762	84,094